Commitments and Contingencies - Schedule of Future Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Operating Leases
2025	$ 226	$ 927
2026	233	225
2027	240	233
2028	184	240
2029		184
Total future minimum payments	1,554	1,809
Less imputed interest	(203)	(253)
Present value of lease liabilities	1,351	1,556
Finance Leases
2025	20	942
2026	0	21
2027	0
2028	0
Total future minimum payments	356	963
Less imputed interest	(7)	(38)
Present value of lease liabilities	$ 349	$ 925